Quarterly Report
September 30, 2023
MFS®  Inflation-Adjusted
Bond Portfolio
MFS® Variable Insurance Trust III
VIA-Q3

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 97.3%
Asset-Backed & Securitized – 1.1%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.132%, 11/15/2054 (i)		$2,092,401	$104,212
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.412%, 7/15/2054 (i)		2,069,364	129,923
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.737%, 2/15/2054 (i)		1,323,961	109,057
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.374%, 2/15/2054 (i)		4,261,483	262,196
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.265%, 3/15/2054 (i)		2,516,973	140,257
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.378%, 7/15/2054 (i)		3,280,185	215,729
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.388%, 8/15/2054 (i)		3,929,431	261,339
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.424%, 2/15/2054 (i)		3,280,677	224,367
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.147%, 6/15/2064 (i)		1,295,559	70,817
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.415%, 5/15/2054 (i)		1,650,323	102,561
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.327%, 6/15/2054 (i)		1,987,684	112,049
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.653%, 8/15/2054 (i)		1,443,836	110,282
			$1,842,789
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029		$312,000	$263,442
Emerging Market Sovereign – 0.8%
Hellenic Republic (Republic of Greece), 1.875%, 2/04/2035	EUR	1,600,000	$1,300,732
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		$82,000	$76,265
International Market Sovereign – 50.6%
Commonwealth of Australia, Inflation Linked Bond, 2%, 8/21/2035	AUD	345,640	$220,165
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 8/21/2040		1,276,530	707,864
Government of Canada, Inflation Linked Bond, 3%, 12/01/2036	CAD	2,624,491	2,096,095
Government of Japan, Inflation Linked Bond, 0.1%, 3/10/2026	JPY	408,488,600	2,848,268
Government of Japan, Inflation Linked Bond, 0.005%, 3/10/2031		228,811,600	1,626,057
Government of New Zealand, Inflation Linked Bond, 3%, 9/20/2030	NZD	12,649,691	7,541,035
Government of New Zealand, Inflation Linked Bond, 2.5%, 9/20/2035		1,389,410	777,338
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030	EUR	3,868,499	3,990,797
Kingdom of Spain, Inflation Linked Bond, 0.7%, 11/30/2033 (n)		4,232,265	4,101,742
Kingdom of Sweden, Inflation Linked Bond, 3.5%, 12/01/2028	SEK	12,587,934	1,273,337
Kingdom of Sweden, Inflation Linked Bond, 0.125%, 6/01/2030		40,884,795	3,495,171
Republic of France, Inflation Linked Bond, 0.7%, 7/25/2030	EUR	6,659,115	7,037,365
Republic of France, Inflation Linked Bond, 3.15%, 7/25/2032		4,644,050	5,875,007
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2047		1,335,337	1,109,257
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2053 (n)		322,109	255,201
Republic of Italy, Inflation Linked Bond, 0.4%, 5/15/2030		3,189,699	3,000,816
Republic of Italy, Inflation Linked Bond, 1.25%, 9/15/2032		7,172,919	6,950,645
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2035		220,106	229,000
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041		773,511	802,535
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 8/10/2031	GBP	3,091,293	3,675,131
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 3/22/2034		2,159,624	2,635,106
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035		2,494,794	3,366,310
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037		3,469,894	4,316,594
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040		3,635,162	4,075,316
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042		2,008,201	2,187,299
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044		616,012	586,645
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046		1,459,109	1,340,748
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047		1,968,941	2,072,284
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050		464,773	448,597
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052		2,149,301	1,892,599
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055		553,036	644,651
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058		2,076,510	1,655,472

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062	GBP	1,149,024	$993,137
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065		761,668	580,076
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068		1,056,717	799,367
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2073		206,365	161,948
			$85,368,975
Medical & Health Technology & Services – 0.4%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028		$487,000	$473,798
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038		144,000	139,758
			$613,556
Mortgage-Backed – 0.8%
Freddie Mac, 1.915%, 4/25/2030 (i)		$564,669	$54,448
Freddie Mac, 1.768%, 5/25/2030 (i)		1,221,668	109,563
Freddie Mac, 1.262%, 9/25/2030 (i)		646,322	42,628
Freddie Mac, 0.419%, 1/25/2031 (i)		4,872,022	87,405
Freddie Mac, 0.872%, 1/25/2031 (i)		1,882,263	87,114
Freddie Mac, 1.026%, 1/25/2031 (i)		1,425,035	78,310
Freddie Mac, 0.611%, 3/25/2031 (i)		5,917,023	174,607
Freddie Mac, 1.325%, 5/25/2031 (i)		709,327	52,149
Freddie Mac, 1.039%, 7/25/2031 (i)		1,133,380	66,338
Freddie Mac, 0.632%, 9/25/2031 (i)		4,635,695	162,685
Freddie Mac, 0.955%, 9/25/2031 (i)		1,417,400	75,425
Freddie Mac, 0.441%, 11/25/2031 (i)		6,965,967	162,797
Freddie Mac, 0.597%, 12/25/2031 (i)		6,916,623	222,944
Freddie Mac, 0.665%, 12/25/2031 (i)		1,130,491	40,821
			$1,417,234
Municipals – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046		$355,000	$322,456
U.S. Treasury Inflation Protected Securities – 43.2%
U.S. Treasury Bonds, 0.375%, 1/15/2027		$14,457,309	$13,447,133
U.S. Treasury Bonds, 2.125%, 2/15/2040		1,739,503	1,685,347
U.S. Treasury Bonds, 0.75%, 2/15/2042		10,870,779	8,229,838
U.S. Treasury Bonds, 0.75%, 2/15/2045		3,926,662	2,852,505
U.S. Treasury Bonds, 0.125%, 2/15/2052		4,381,260	2,404,130
U.S. Treasury Notes, 0.5%, 1/15/2028		731,134	673,821
U.S. Treasury Notes, 0.875%, 1/15/2029		16,167,162	14,998,990
U.S. Treasury Notes, 0.125%, 7/15/2030		2,724,200	2,360,477
U.S. Treasury Notes, 0.125%, 1/15/2031 (f)		17,847,122	15,260,335
U.S. Treasury Notes, 0.125%, 1/15/2032		13,111,103	10,983,366
			$72,895,942
Total Bonds			$164,101,391
Investment Companies (h) – 2.6%
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 5.4% (v)		4,312,352	$4,313,214

Other Assets, Less Liabilities – 0.1%			226,599
Net Assets – 100.0%			$168,641,204
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,313,214 and $164,101,391, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,356,943, representing 2.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Derivative Contracts at 9/30/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
NZD	1,504,881	USD	896,685	Brown Brothers Harriman	10/20/2023	$5,268
NZD	1,871,863	USD	1,116,304	Merrill Lynch International	10/20/2023	5,599
USD	458,705	AUD	672,159	Barclays Bank PLC	10/20/2023	26,302
USD	1,778,519	AUD	2,713,403	Citibank N.A.	10/20/2023	32,978
USD	868,820	AUD	1,346,481	HSBC Bank	10/20/2023	2,624
USD	353,308	AUD	538,976	Merrill Lynch International	10/20/2023	6,583
USD	1,761,188	AUD	2,694,661	Morgan Stanley Capital Services, Inc.	10/20/2023	27,704
USD	580,859	AUD	883,903	State Street Bank Corp.	10/20/2023	12,241
USD	2,342,940	CAD	3,085,284	HSBC Bank	10/20/2023	70,887
USD	101,443	CAD	136,797	State Street Bank Corp.	10/20/2023	703
USD	103,620	EUR	96,518	Brown Brothers Harriman	10/20/2023	1,505
USD	871,424	EUR	806,606	HSBC Bank	10/20/2023	18,047
USD	6,847,126	EUR	6,254,782	JPMorgan Chase Bank N.A.	10/20/2023	229,655
USD	1,454,404	EUR	1,354,888	Morgan Stanley Capital Services, Inc.	10/20/2023	20,951
USD	3,667,742	EUR	3,358,198	State Street Bank Corp.	10/20/2023	114,816
USD	716,666	EUR	670,045	UBS AG	10/20/2023	7,768
USD	1,044,617	GBP	845,560	Barclays Bank PLC	10/20/2023	12,842
USD	1,158,197	GBP	901,031	Brown Brothers Harriman	10/20/2023	58,736
USD	1,708,482	GBP	1,363,696	JPMorgan Chase Bank N.A.	10/20/2023	44,467
USD	1,020,406	GBP	814,392	Merrill Lynch International	10/20/2023	26,664
USD	1,890,611	GBP	1,492,821	Morgan Stanley Capital Services, Inc.	10/20/2023	69,032
USD	2,177,337	GBP	1,689,004	State Street Bank Corp.	10/20/2023	116,371
USD	92,085	JPY	12,722,144	Brown Brothers Harriman	10/20/2023	6,722
USD	775,258	JPY	109,858,092	JPMorgan Chase Bank N.A.	10/20/2023	38,132
USD	16,330	NOK	162,793	Goldman Sachs International	10/20/2023	1,104
USD	717,407	NZD	1,161,597	Barclays Bank PLC	10/20/2023	21,203
USD	352,605	NZD	579,933	State Street Bank Corp.	10/20/2023	5,021
USD	11,860,410	NZD	18,979,329	UBS AG	10/20/2023	485,128
USD	109,296	SEK	1,122,117	Goldman Sachs International	10/20/2023	6,521
USD	829,877	SEK	8,883,989	JPMorgan Chase Bank N.A.	10/20/2023	16,188
USD	4,732,539	SEK	48,413,151	Merrill Lynch International	10/20/2023	298,357

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	870,350	SEK	9,445,048	Morgan Stanley Capital Services, Inc.	10/20/2023	$5,274
						$1,795,393
Liability Derivatives
AUD	661,929	USD	457,117	HSBC Bank	10/20/2023	$(31,296)
AUD	661,994	USD	455,235	JPMorgan Chase Bank N.A.	10/20/2023	(29,372)
AUD	2,685,137	USD	1,769,919	Merrill Lynch International	10/20/2023	(42,561)
AUD	2,014,767	USD	1,346,397	Morgan Stanley Capital Services, Inc.	10/20/2023	(50,290)
AUD	1,242,901	USD	844,086	State Street Bank Corp.	10/20/2023	(44,523)
AUD	2,283,200	USD	1,560,412	UBS AG	10/20/2023	(91,621)
CAD	369,941	USD	273,767	Deutsche Bank AG	10/20/2023	(1,337)
CAD	2,353,093	USD	1,769,562	Goldman Sachs International	10/20/2023	(36,706)
CAD	1,866,130	USD	1,385,391	HSBC Bank	10/20/2023	(11,143)
CAD	1,173,772	USD	868,975	JPMorgan Chase Bank N.A.	10/20/2023	(4,590)
CAD	118,409	USD	88,820	Merrill Lynch International	10/20/2023	(1,622)
CAD	1,595,398	USD	1,186,811	UBS AG	10/20/2023	(11,934)
DKK	1,853,216	USD	280,989	Deutsche Bank AG	10/20/2023	(18,057)
EUR	5,561,587	USD	6,016,633	HSBC Bank	10/20/2023	(132,553)
EUR	2,190,473	USD	2,405,098	JPMorgan Chase Bank N.A.	10/20/2023	(87,609)
EUR	436,227	USD	464,756	Merrill Lynch International	10/20/2023	(3,234)
EUR	2,669,383	USD	2,985,503	Morgan Stanley Capital Services, Inc.	10/20/2023	(161,333)
EUR	1,336,963	USD	1,465,614	State Street Bank Corp.	10/20/2023	(51,127)
GBP	6,173,919	USD	7,965,206	Barclays Bank PLC	10/20/2023	(431,632)
JPY	23,789,073	USD	174,089	JPMorgan Chase Bank N.A.	10/20/2023	(14,469)
JPY	124,442,739	USD	897,886	Merrill Lynch International	10/20/2023	(62,900)
NZD	171,663	USD	108,153	HSBC Bank	10/20/2023	(5,267)
NZD	1,420,037	USD	857,116	Merrill Lynch International	10/20/2023	(6,015)
NZD	940,682	USD	574,096	State Street Bank Corp.	10/20/2023	(10,297)
SEK	15,646,057	USD	1,516,720	Brown Brothers Harriman	10/20/2023	(83,691)
SEK	367,409	USD	33,818	Deutsche Bank AG	10/20/2023	(167)
SEK	5,856,765	USD	573,612	JPMorgan Chase Bank N.A.	10/20/2023	(37,188)
SEK	19,096,295	USD	1,757,955	Morgan Stanley Capital Services, Inc.	10/20/2023	(8,917)
USD	851,858	AUD	1,327,803	BNP Paribas S.A.	10/20/2023	(2,322)
USD	1,181,598	EUR	1,117,063	State Street Bank Corp.	10/20/2023	(239)
USD	849,731	GBP	698,477	Morgan Stanley Capital Services, Inc.	10/20/2023	(2,568)
USD	347,648	NZD	581,535	State Street Bank Corp.	10/20/2023	(896)
USD	1,117,602	SEK	12,420,635	HSBC Bank	10/20/2023	(20,010)
						$(1,497,486)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond 30 yr	Short	USD	35	$4,154,063	December – 2023	$294,918
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Long	EUR	7	$856,637	December – 2023	$(8,230)
Euro-Bund 10 yr	Long	EUR	34	4,624,158	December – 2023	(87,614)
U.S. Treasury Note 10 yr	Long	USD	27	2,917,688	December – 2023	(46,781)
U.S. Treasury Note 2 yr	Long	USD	43	8,716,570	December – 2023	(22,326)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Ultra Note 10 yr	Long	USD	36	$4,016,250	December – 2023	$(107,490)
						$(272,441)
At September 30, 2023, the fund had liquid securities with an aggregate value of $251,009 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$72,895,942	$—	$72,895,942
Non - U.S. Sovereign Debt	—	86,669,707	—	86,669,707
Municipal Bonds	—	322,456	—	322,456
U.S. Corporate Bonds	—	953,263	—	953,263
Residential Mortgage-Backed Securities	—	1,417,234	—	1,417,234
Commercial Mortgage-Backed Securities	—	1,842,789	—	1,842,789
Mutual Funds	4,313,214	—	—	4,313,214
Total	$4,313,214	$164,101,391	$—	$168,414,605
Other Financial Instruments
Futures Contracts – Assets	$294,918	$—	$—	$294,918
Futures Contracts – Liabilities	(272,441)	—	—	(272,441)
Forward Foreign Currency Exchange Contracts – Assets	—	1,795,393	—	1,795,393
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,497,486)	—	(1,497,486)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$515,637	$49,636,565	$45,838,754	$(846)	$612	$4,313,214
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$83,151	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2023, are as follows:
United States	45.2%
United Kingdom	18.7%
France	8.5%
Italy	6.5%
New Zealand	4.9%
Spain	4.8%
Germany	3.2%
Sweden	2.8%
Japan	2.7%
Other Countries	2.7%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.